CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)			12 Months Ended
	Aug. 07, 2017	Jun. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Number of common units			$ 2.75	$ 2.75	$ 0.10
Amortization of debt discount			$ 2,917	$ 0
Principal balance			100,000	0
Interest expense related to Convertible Note			$ 5,092	$ 0
Weighted average interest rate			7.00%
Convertible promissory note
Convertible promissory note	$ 50,000	$ 100,000
Accrued interest rate	7.00%	7.00%
Maturity date		Jun. 01, 2019
Number of common units	$ 2.75	$ 2.50
Discount		$ 10,000